Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 22, 2017
Registrant Name	FPA CAPITAL FUND INC
Central Index Key	0000099188
Amendment Flag	false
Document Creation Date	Jun. 22, 2017
Document Effective Date	Jun. 22, 2017
Prospectus Date	Jul. 31, 2016
FPA Capital Fund, Inc. | FPA Capital Fund, Inc.
Prospectus:
Trading Symbol	fpptx